Average Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
S&P 500 TR (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.43%	25.02%
S&P 500 and S&P Bitcoin Futures 75/25 Blend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	43.60%	45.84%
CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	38.28%	39.02%
Performance Inception Date	Dec. 27, 2023
CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	34.55%	35.24%
CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	27.54%	23.07%